Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate percentage	0.00%	0.00%	0.00%	0.00%	21.00%	28.00%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					$ 21,222,000
Domestic Tax Jurisdiction [Member] | Expires On 2028 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					241,000
Domestic Tax Jurisdiction [Member] | No Expire [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					20,981,000
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carryforwards					$ 2,590,000